Marketable debt securities - Disclosure of information required by Bank of Spain (Details) - Marketable debt securities - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Marketable debt securities
Face value of the outstanding mortgage loans and credits that support the issuance of mortgage-backed and mortgage bonds pursuant to Royal Decree 716/2009 (excluding securitised bonds)	€ 80,946	€ 83,088	€ 76,554
Loans eligible to cover issues of mortgage-backed securities	65,779	64,896	57,382
Transfers of assets retained on balance sheet: mortgage-backed certificates and other securitised mortgage assets	€ 9,769	€ 11,133	€ 17,610